CONVERTIBLE SENIOR NOTE (Interest Expense) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Convertible Notes Payable [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2010 Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Interest expense at coupon rate				$ 26,730	$ 193,220
Amortization of the debt discount		36,297	294,543	36,297	294,543	585,627
Total interest expense recognized	$ 693,282	$ 262,758	$ 487,763	$ 63,027	$ 487,763